Fair Value Measurements - Schedule of the Company's liabilities that are measured at fair value on a recurring basis (FY) (Details) - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	$ 7,216,022	$ 969,125
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	3,890,177	521,813
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	3,086,701	415,149
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	239,144
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities		521,813
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities		521,813
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	7,216,022	447,312
Significant Other Observable Inputs (Level 3) [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	3,890,177
Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	3,086,701	$ 415,149
Significant Other Observable Inputs (Level 3) [Member] | Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the Company's liabilities that are measured at fair value on a recurring basis [Line Items]
Liabilities	$ 239,144